Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	0.500%	6/30/27	192,909	170,212
United States Treasury Note/Bond	3.250%	6/30/27	306,798	294,622
United States Treasury Note/Bond	0.375%	7/31/27	286,821	251,148
United States Treasury Note/Bond	2.750%	7/31/27	292,822	276,625
United States Treasury Note/Bond	2.250%	8/15/27	295,862	274,874
United States Treasury Note/Bond	6.375%	8/15/27	34,829	36,581
United States Treasury Note/Bond	0.500%	8/31/27	252,060	220,946
United States Treasury Note/Bond	3.125%	8/31/27	301,667	287,998
United States Treasury Note/Bond	0.375%	9/30/27	310,800	270,445
United States Treasury Note/Bond	4.125%	9/30/27	293,947	289,400
United States Treasury Note/Bond	0.500%	10/31/27	317,327	276,471
United States Treasury Note/Bond	4.125%	10/31/27	279,020	274,617
United States Treasury Note/Bond	2.250%	11/15/27	292,154	270,334
United States Treasury Note/Bond	6.125%	11/15/27	48,683	50,965
United States Treasury Note/Bond	0.625%	11/30/27	325,399	283,961
United States Treasury Note/Bond	3.875%	11/30/27	292,234	285,293
United States Treasury Note/Bond	0.625%	12/31/27	382,481	332,758
United States Treasury Note/Bond	3.875%	12/31/27	290,041	283,107
United States Treasury Note/Bond	0.750%	1/31/28	410,765	358,007
United States Treasury Note/Bond	3.500%	1/31/28	270,743	260,759
United States Treasury Note/Bond	2.750%	2/15/28	410,162	384,399
United States Treasury Note/Bond	1.125%	2/29/28	402,699	355,130
United States Treasury Note/Bond	4.000%	2/29/28	204,407	200,255
United States Treasury Note/Bond	1.250%	3/31/28	379,763	335,616
United States Treasury Note/Bond	3.625%	3/31/28	286,250	276,679
United States Treasury Note/Bond	1.250%	4/30/28	378,360	333,666
United States Treasury Note/Bond	3.500%	4/30/28	224,282	215,696
United States Treasury Note/Bond	2.875%	5/15/28	436,968	410,409
United States Treasury Note/Bond	1.250%	5/31/28	427,387	375,967
United States Treasury Note/Bond	3.625%	5/31/28	265,901	256,844
United States Treasury Note/Bond	1.250%	6/30/28	399,978	351,106
United States Treasury Note/Bond	4.000%	6/30/28	205,327	201,060
United States Treasury Note/Bond	1.000%	7/31/28	422,904	366,473
United States Treasury Note/Bond	4.125%	7/31/28	256,345	252,179
United States Treasury Note/Bond	2.875%	8/15/28	508,720	476,289
United States Treasury Note/Bond	5.500%	8/15/28	48,085	49,858
United States Treasury Note/Bond	1.125%	8/31/28	476,152	413,806
United States Treasury Note/Bond	4.375%	8/31/28	192,350	191,028
United States Treasury Note/Bond	1.250%	9/30/28	409,827	357,318
United States Treasury Note/Bond	4.625%	9/30/28	252,925	253,636
United States Treasury Note/Bond	1.375%	10/31/28	406,505	355,501
United States Treasury Note/Bond	4.875%	10/31/28	297,187	301,041
United States Treasury Note/Bond	3.125%	11/15/28	403,363	380,547
United States Treasury Note/Bond	5.250%	11/15/28	88,965	91,356
United States Treasury Note/Bond	1.500%	11/30/28	401,842	352,616
United States Treasury Note/Bond	4.375%	11/30/28	344,442	342,343
United States Treasury Note/Bond	1.375%	12/31/28	378,536	329,681
United States Treasury Note/Bond	3.750%	12/31/28	289,808	280,525
United States Treasury Note/Bond	1.750%	1/31/29	373,369	330,198
United States Treasury Note/Bond	4.000%	1/31/29	335,451	328,113
United States Treasury Note/Bond	2.625%	2/15/29	429,341	395,128
United States Treasury Note/Bond	5.250%	2/15/29	34,074	35,070
United States Treasury Note/Bond	1.875%	2/28/29	331,668	294,563
United States Treasury Note/Bond	4.250%	2/28/29	333,664	330,015
United States Treasury Note/Bond	2.375%	3/31/29	310,998	282,328
United States Treasury Note/Bond	4.125%	3/31/29	304,544	299,405
United States Treasury Note/Bond	2.875%	4/30/29	318,375	295,542
United States Treasury Note/Bond	4.625%	4/30/29	259,772	261,071
United States Treasury Note/Bond	2.375%	5/15/29	350,027	317,103
United States Treasury Note/Bond	2.750%	5/31/29	301,695	278,125
United States Treasury Note/Bond	4.500%	5/31/29	400,647	400,710
United States Treasury Note/Bond	3.250%	6/30/29	288,144	271,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.625%	7/31/29	274,889	251,223
	United States Treasury Note/Bond	1.625%	8/15/29	266,800	231,699
	United States Treasury Note/Bond	6.125%	8/15/29	35,016	37,549
	United States Treasury Note/Bond	3.125%	8/31/29	264,897	247,886
	United States Treasury Note/Bond	3.875%	9/30/29	266,468	258,432
	United States Treasury Note/Bond	4.000%	10/31/29	249,266	243,112
	United States Treasury Note/Bond	1.750%	11/15/29	201,876	175,695
	United States Treasury Note/Bond	3.875%	11/30/29	247,357	239,704
	United States Treasury Note/Bond	3.875%	12/31/29	256,790	248,725
	United States Treasury Note/Bond	3.500%	1/31/30	254,637	241,826
	United States Treasury Note/Bond	1.500%	2/15/30	393,447	334,553
	United States Treasury Note/Bond	4.000%	2/28/30	260,388	253,675
	United States Treasury Note/Bond	3.625%	3/31/30	250,153	238,857
	United States Treasury Note/Bond	3.500%	4/30/30	246,063	233,260
	United States Treasury Note/Bond	0.625%	5/15/30	562,090	449,409
	United States Treasury Note/Bond	6.250%	5/15/30	47,082	51,275
	United States Treasury Note/Bond	3.750%	5/31/30	269,018	258,341
	United States Treasury Note/Bond	3.750%	6/30/30	230,509	221,217
	United States Treasury Note/Bond	4.000%	7/31/30	230,579	224,310
	United States Treasury Note/Bond	0.625%	8/15/30	699,485	554,123
	United States Treasury Note/Bond	4.125%	8/31/30	248,179	242,983
	United States Treasury Note/Bond	4.625%	9/30/30	235,742	237,142
	United States Treasury Note/Bond	4.875%	10/31/30	261,902	267,140
	United States Treasury Note/Bond	0.875%	11/15/30	664,790	531,417
	United States Treasury Note/Bond	4.375%	11/30/30	287,805	285,601
	United States Treasury Note/Bond	3.750%	12/31/30	244,737	234,336
	United States Treasury Note/Bond	4.000%	1/31/31	253,289	246,007
	United States Treasury Note/Bond	1.125%	2/15/31	627,449	507,253
	United States Treasury Note/Bond	5.375%	2/15/31	22,954	24,163
	United States Treasury Note/Bond	4.250%	2/28/31	239,834	236,386
	United States Treasury Note/Bond	4.125%	3/31/31	137,215	134,213
	United States Treasury Note/Bond	4.625%	4/30/31	174,676	175,986
	United States Treasury Note/Bond	1.625%	5/15/31	663,573	550,973
	United States Treasury Note/Bond	4.625%	5/31/31	250,915	252,836
	United States Treasury Note/Bond	1.250%	8/15/31	770,791	618,439
	United States Treasury Note/Bond	1.375%	11/15/31	764,747	614,904
	United States Treasury Note/Bond	1.875%	2/15/32	732,019	608,033
	United States Treasury Note/Bond	2.875%	5/15/32	706,663	630,365
	United States Treasury Note/Bond	2.750%	8/15/32	683,138	601,802
	United States Treasury Note/Bond	4.125%	11/15/32	678,023	660,225
	United States Treasury Note/Bond	3.500%	2/15/33	673,250	625,176
	United States Treasury Note/Bond	3.375%	5/15/33	671,917	616,694
	United States Treasury Note/Bond	3.875%	8/15/33	721,280	687,470
	United States Treasury Note/Bond	4.500%	11/15/33	691,738	691,955
	United States Treasury Note/Bond	4.000%	2/15/34	691,342	664,769
	United States Treasury Note/Bond	4.375%	5/15/34	249,792	247,567
Total U.S. Government and Agency Obligations (Cost $35,229,913)					33,847,890
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund (Cost $205,440)	5.397%		2,054,646	205,444
Total Investments (99.7%) (Cost $35,435,353)					34,053,334
Other Assets and Liabilities—Net (0.3%)					96,866
Net Assets (100%)					34,150,200
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	33,847,890	—	33,847,890
Temporary Cash Investments	205,444	—	—	205,444
Total	205,444	33,847,890	—	34,053,334